Basis of Presentation and Nature of Operations (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 06, 2019	Oct. 02, 2019	May 13, 2019	Oct. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 23, 2019	Oct. 29, 2018	Dec. 31, 2017
Stock issued during period, value							$ 2,039,303	$ 5,315,176
Value of shares issued to acquire assets								3,384,285
Operating income (loss)					$ (2,944,015)	$ (1,256,212)	(13,026,228)	(4,641,696)
Operating income loss from non cash activities					2,284,000		8,064,101
Operating income loss from non recurring items					366,000		364,320
Assets, current					4,907,818		4,955,365	5,465,484
Liabilities, current					8,899,487		12,973,319	520,000
Working capital					(3,991,669)		(8,017,954)
Trade payables unsecured							4,015,484
Assets					23,199,868	23,063,353	23,609,619	28,888,588
Liabilities					11,970,547	11,310,162	16,155,187	12,948,949
Total stockholders' equity					11,229,321	$ 14,872,261	7,454,432	15,939,639			$ (232,630)
Depreciation, amortization and stock-based compensation							3,621,101
Restructuring and related cost, incurred cost							2,414,799
Unsecured creditor in amount							4,015,484
Unpaid balance of debt							900,000
Outstanding balances under notes payable					$ 1,341,079		1,365,675	$ 932,701
Total liabilities in consolidation							7,100,000
Liabilities to be eliminated due to foreclosure							1,700,000
Net liabilities in consolidation							$ 5,400,000
Common stock, par or stated value per share					$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock				$ 2,039,303			$ 2,048,562	$ 5,315,176
Sale of stock, consideration received per transaction				2,350,000
Payments for placement agent and lawyers fees				$ 310,697
Payments of related party debt							455,099
Elimination of redundant costs							$ 1,500,000
Placement Agent Warrants [Member]
Number of warrants to purchase shares of common stock				70,500
Warrants, exercise price				$ 2.50
PIPE Purchase Agreement [Member] | Accredited Investors [Member]
Stock issued during period, shares		1,175,000
Common stock, par or stated value per share		$ 0.001
Share price		$ 2.00
Debt instrument, convertible, conversion price			$ 2.00
Debt conversion, converted instrument, shares issued			560,185
Uber Mom, LLC [Member]
Stock issued during period, value	$ 22,500
Value of shares issued to acquire assets	$ 52,352
Alexander Capital, LP [Member]
Payments for placement agent commission				$ 141,000
Payments for placement agent debt restructuring fee				64,208
Payments for placement agent debt conversion fee				15,889
Payments for placement agent fees				$ 33,600
Cloud B, Inc. [Member]
Business acquisition, percentage of voting interests acquired							72.15%			72.15%
Senior secured position on promissory note							$ 2,270,000
Outstanding balances under notes payable							$ 1,700,000
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired					50.00%			50.00%
Ed Roses, LLC [Member]
Business acquisition, percentage of voting interests acquired							50.00%
Equity method investment, ownership percentage									50.00%
Cloud B UK [Member]
Equity method investment, ownership percentage							100.00%
4Keeps Roses, Inc [Member]
Equity method investment, ownership percentage									50.00%